American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX 76155

June 19, 2013

VIA EDGAR

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Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: American Beacon Funds

1933 Act File No. 33-11387

1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (the “Funds”), each a series of the American Beacon Funds. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on May 31, 2013 (Accession Number: 0001144204-13-032), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John Okray

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John Okray

Deputy General Counsel

cc:     Kathy K. Ingber, Esq.

K&L Gates LLP